Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Domestic and Foreign Components of Net Income Before Income Tax
The domestic and foreign components of net income before income tax:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Net income/(loss) before income taxes
India	US$	(348.1)	Rs.	(26,380.2)	Rs.	(28,703.4)	Rs.	(57,230.3)
Other than India		(578.1)		(43,787.1)		(88,023.9)		(52,109.3)

Total	US$	(926.2)	Rs.	(70,167.3)	Rs.	(116,727.3)	Rs.	(109,339.6)

Summary of Domestic and Foreign Components of Income Tax Expense

The domestic and foreign components of income tax expense:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Current taxes
India	US$	44.8	Rs.	3,397.3		1,363.6	Rs.	1,900.7
Other than India		307.4		23,302.5		15,738.2		17,029.9
Deferred taxes
India		(1.6)		(124.3)		146.5		(1,363.0)
Other than India		206.2		15,629.4		8,162.4		(13,923.1)

Total income tax expense/(credit)	US$	556.8	Rs.	42,204.9	Rs.	25,410.7	Rs.	3,644.5

Summary of Reconciliation of Estimated Income Tax to Income Tax Expense
The reconciliation of income tax expense calculated as per tax rates applicable to individual entities with income tax expense/(credit) reported in the income statement is as
follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Income/(loss) before income taxes	US$	(926.2)	Rs.	(70,167.3)	Rs.	(116,727.3)	Rs.	(109,339.6)
Income tax expense at tax rates applicable to individual entities		(125.5)		(9,514.7)		(22,615.8)		(26,033.5)
Additional deduction for patent, research and product development cost		(0.2)		(13.4)		16.6		(2,816.2)
Items (net) not deductible for tax /not liable to tax :
- foreign Currency (gain)/loss relating to loans and deposits (net), foreign Currency (gain)/loss arising on account of Integral foreign operations		(0.5)		(38.3)		49.5		474.5
- interest and other expenses relating to borrowings for investment		8.4		638.6		315.7		558.0
- Dividend from investments (other than subsidiaries, joint operations, equity accounted investees)		—		—		—		(69.2)
- Write-down of assets not qualifying for tax relief		—		—		4,295.6		—
- Others		21.2		1,607.6		634.7		1,505.0
Undistributed earnings of subsidiaries, joint operations and equity accounted investees		53.7		4,072.5		3,109.3		(855.6)
Deferred tax assets not recognized because realization is not probable		465.5		35,281.9		39,658.8		28,517.0
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits		(95.7)		(7,253.4)		(3,471.6)		(3,240.2)
Previously recognised deferred tax assets written down		(0.8)		(63.4)		(1.0)		492.7
Profit on sale of investments in subsidiaries and Others		—		—		15.2		—
Tax on share of (profit)/loss of equity accounted investees (net)		(0.9)		(70.1)		744.9		1,913.5
Impact of change in statutory tax rates (refer note below)		0.3		20.4		929.6		3,973.5
Others		62.0		4,708.0		1,729.2		(775.0)
Profit on sale of passenger vehicle undertaking (Common control transaction)		169.3		12,829.2		—		—

Income tax expense/(credit) reported in consolidated income statement	US$	556.8	Rs.	42,204.9	Rs.	25,410.7	Rs.	3,644.5

Summary of Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities for the year ended March 31, 2022 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				Movement due to common control business combination **		Closing balance
					Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	20,906.9	Rs.	(1,543.1)	Rs.		Rs.	—	Rs.	(774.0)	Rs.	18,589.8
Business loss carry forwards		18,642.3		(4,817.7)		160.4		—		(17,291.3)		(3,306.3)
Expenses deductible in future years:												—
Provisions, allowances for doubtful receivables and others		34,812.9		(3,565.3)		932.1		0.8		(723.3)		31,457.2
Compensated absences and retirement benefits		9,645.5		(9,207.0)		3,315.5		(12,042.0)		—		(8,288.0)
Minimum alternate tax carry-forward		0.5		508.1		—		—		—		508.6
Property, plant and equipment		77,331.0		33,285.7		(2,347.8)		—		—		108,268.9
Derivative financial instruments		(1,162.3)		(3,077.7)		(5,902.0)		23,624.2		—		13,482.2
Unrealized profit on inventory		10,748.9		(3,082.0)		(21.8)		—		—		7,645.1
Others		7,268.4		(5,396.3)		119.7		53.2		(12.5)		2,032.5

Total deferred tax assets	Rs.	178,194.1	Rs.	3,104.7	Rs.	(3,743.9)	Rs.	11,636.2	Rs.	(18,801.1)	Rs.	170,390.0

Deferred tax liabilities:
Property, plant and equipment		15,607.5		580.7		1.2		—		(5,175.2)		11,014.2
Intangible assets		112,705.2		16,317.2		(1,960.9)		—		(13,625.9)		113,435.6
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		17,643.0		520.0 *		(121.3)		—		—		18,041.7
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		—		169.5
Others		2,424.3		1,191.9		(2.7)		991.2				4,604.7

Total deferred tax liabilities	Rs.	148,549.5	Rs.	18,609.8	Rs.	(2,083.7)	Rs.	991.2	Rs.	(18,801.1)	Rs.	147,265.7

Net assets/(liabilities)	Rs.	29,644.6	Rs.	(15,505.1)	Rs.	(1,660.2)	Rs.	10,645.0	Rs.	—	Rs.	23,124.3

	US$	391.8	US$	(205.2)	US$	(21.9)	US$	140.4	US$	—	US$	305.1

Deferred tax assets											Rs.	38,708.7
Deferred tax liabilities											Rs.	(15,584.4)
Deferred tax assets											US$	510.7
Deferred tax liabilities											US$	(205.6)

*	Net of Rs. 3,552.5 million reversed on dividend distribution by subsidiaries.
**	Tata Motors Limited has transferred its Passenger Vehicle Business into a subsidiary. This has resulted in movement of balances at Parent Company .
Significant components of deferred tax assets and liabilities for the year ended March 31, 2021 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				Closing balance
					Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,867.5	Rs.	(944.5)	Rs.	(16.0)	Rs.	(0.1)	Rs.	20,906.9
Business loss carry forwards		30,926.7		(12,606.6)		322.2		—		18,642.3
Expenses deductible in future years:										—
Provisions, allowances for doubtful receivables and others		44,213.1		(9,714.9)		314.5		0.2		34,812.9
Compensated absences and retirement benefits		(4,177.3)		(143.5)		(1,105.2)		15,071.5		9,645.5
Minimum alternate tax carry-forward		671.5		(671.0)		—		—		0.5
Property, plant and equipment		59,417.5		12,223.9		5,689.6		—		77,331.0
Derivative financial instruments		7,756.6		1,779.4		1,057.0		(11,755.3)		(1,162.3)
Unrealized profit on inventory		12,167.2		(2,171.8)		753.5		—		10,748.9
Others		15,337.1		(8,369.6)		316.8		(15.9)		7,268.4

Total deferred tax assets	Rs.	188,179.9	Rs.	(20,618.6)	Rs.	7,332.4	Rs.	3,300.4	Rs.	178,194.1

Deferred tax liabilities:
Property, plant and equipment		Rs.12,967.2		Rs.2,640.9		(0.60)		—		15,607.5
Intangible assets		121,935.8		(15,651.6)		6,421		—		112,705.2
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		15,881.7		952.7 *		808.6		—		17,643.0
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		169.5
Others		2,065.8		(251.7)		(6.9)		617.1		2,424.3

Total deferred tax liabilities	Rs.	153,020.0	Rs.	(12,309.7)	Rs.	7,222.1		617.1	Rs.	148,549.5

Net assets/(liabilities)	Rs.	35,159.9	Rs.	(8,308.9)	Rs.	110.3	Rs.	2,683.3	Rs.	29,644.6

Deferred tax assets									Rs.	45,203.5
Deferred tax liabilities									Rs.	(15,558.9)

*	Net of Rs. 2,156.6 million reversed on dividend distribution by subsidiaries.
Significant components of deferred tax assets and liabilities for the year ended March 31, 2020 are as follows:

	Opening balance		Adjustment on initial application of IFRS 1 6		Adjusted Opening Balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				MAT Credit Utilized		Closing balance
									Translation		Other than translation
	(In millions)
Other than translation
Deferred tax assets:						—
Unabsorbed depreciation	Rs.	21,942.5	Rs.	—	Rs.	21,942.5	Rs.	(76.6)	Rs.	1.60	Rs.	—	Rs.	—	Rs.	21,867.5
Business loss carry forwards		22,842.1		—		22,842.1		7,779.8		304.8		—		—		30,926.7
Expenses deductible in future years:
Provisions, allowances for doubtful receivables and others		34,172.9		—		34,172.9		8,912.1		1,125.8		2.3		—		44,213.1
Compensated absences and retirement benefits		12,462.9		—		12,462.9		(2,807.1)		128.2		-13961.3		—		(4,177.3)
Minimum alternate tax carry-forward		1,066.2		—		1,066.2		(356.9)		—		—		(37.8)		671.5
Property, plant and equipment		49,293.6		292.30		49,585.9		8,131.4		1,700.0		—		—		59,417.5
Derivative financial instruments		12,253.1		—		12,253.1		(1,311.7)		387.2		(3,572.0)		—		7,756.6
Unrealized profit on inventory		11,418.7		—		11,418.7		498.6		372.9		(123.0)		—		12,167.2
Others		12,588.7		—		12,588.7		2,349.7		393.1		5.4		—		15,337.1

Total deferred tax assets	Rs.	178,040.7	Rs.	292.3	Rs.	178,333.0	Rs.	23,119.3	Rs.	4,413.6		(17,648.6)	Rs.	(37.8)	Rs.	188,179.9

Deferred tax liabilities:
Property, plant and equipment		15,717.8		—		15,717.8		(2,740.9)		(5.9)		(3.8)		—		12,967.2
Intangible assets		107,509.5		—		107,509.5		11,557.4		2,868.9		—		—		121,935.8
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		16,892.2		—		16,892.2		(1,317.6)*		307.1		—		—		15,881.7
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		169.5		—		—		—		—		169.5
Others		1,151.0		—		1,151.0		334.3		2.3		577.8		—		2,065.8

Total deferred tax liabilities	Rs.	141,440.0	Rs.	—	Rs.	141,440.0	Rs.	7,833.2	Rs.	3,172.4	Rs.	574.0	Rs.	—	Rs.	153,020.0

Net assets/(liabilities)	Rs.	36,600.7	Rs.	292.3	Rs.	36,893.0	Rs.	15,286.1	Rs.	1,241.2	Rs.	(18,222.6)	Rs.	(37.8)	Rs.	35,159.9
Deferred tax assets															Rs.	54,578.6
Deferred tax liabilities															Rs.	(19,418.7)

*	Net of Rs. 462.1 million reversed on dividend distribution by subsidiaries.

Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination
Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

March 31,	In millions
2023	US$	114.2	Rs.	8,652.8
2024		99.0		7,501.6
2025		321.4		24,361.6
2026		88.1		6,674.1
2027		123.2		9,337.8
Thereafter	US$	457.9	Rs.	34,708.7